Convertible Loans (Details Narrative)			12 Months Ended
	Aug. 27, 2018 CAD ($) shares	Jul. 19, 2017 CAD ($) shares	Aug. 31, 2019 CAD ($) shares	Aug. 31, 2019 USD ($) shares	Aug. 31, 2018 CAD ($)	Aug. 31, 2018 USD ($)	Aug. 31, 2017 CAD ($)	Aug. 31, 2019 USD ($)	Aug. 27, 2018 USD ($)	Jul. 19, 2017 USD ($)
Interest accretion expense			$ 988,530		$ 819,060		$ 725,696
Convertible loans [member]
Proceeds from loan			1,596,401		1,754,291
Loans, finder's fee, Common Shares issued			494,000		135,000
Loans Settled			$ 2,614,343
Equity issued, settlement of debt, Shares | shares	392,867	83,333	7,387,818	7,387,818
Issue of equity, settlement of debt	$ 184,832	$ 49,166
Gain (loss) on settlement of debt	$ 53,804	$ 13,909
Interest accretion expense			$ 720,250		$ 549,069		$ 276,234
Convertible loans [member] | USD
Proceeds from loan				$ 1,230,799		$ 1,389,710
Loans Settled								$ 2,028,768	$ 100,776	$ 50,000